Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Revenue	¥ 34,147,936	$ 4,796,732	¥ 87,622,395	¥ 82,563,751
Cost of revenue	(33,198,431)	(4,663,356)	(82,205,508)	(78,323,583)
Gross profit	949,505	133,376	5,416,887	4,240,168
Selling and marketing expenses	(299,959)	(42,135)	(306,582)	(332,508)
General and administrative expenses	(6,007,792)	(843,909)	(4,992,481)	(3,265,341)
Provision for credit losses	(9,343,225)	(1,312,435)	(119,863)	(29,838)
Total operating expenses	(15,650,976)	(2,198,479)	(5,418,926)	(3,627,687)
INCOME (LOSS) FROM OPERATIONS	(14,701,471)	(2,065,103)	(2,039)	612,481
OTHER INCOME (EXPENSES)
Interest income	326,349	45,842	2,034	156,142
Interest expense	(307,055)	(43,132)	(705,273)	(1,740,259)
Other expense	(44,584)	(6,263)	(87,873)
Other income, net	41,966	5,895	110,435	1,013,322
Total other expenses, net	16,676	2,342	(680,677)	(570,795)
INCOME (LOSS) BEFORE INCOME TAXES	(14,684,795)	(2,062,761)	(682,716)	41,686
INCOME TAX EXPENSES
Current	328,319	46,119	(593,189)	(1,043,082)
Deferred	1,527,270	214,534	(8,267)	7,459
Total income tax (benefit) expense	1,855,589	260,653	(601,456)	(1,035,623)
Net Income (Loss)	(12,829,206)	(1,802,108)	(1,284,172)	(993,937)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(954,330)	(134,054)	269,811	138,529
TOTAL COMPREHENSIVE LOSS	¥ (13,783,536)	$ (1,936,162)	¥ (1,014,361)	¥ (855,408)
Weighted average number of ordinary shares, Basic	18,479,452	18,479,452	18,000,000	18,000,000
Weighted average number of ordinary shares, Diluted	18,479,452	18,479,452	18,000,000	18,000,000
LOSS PER SHARE BASIC | (per share)	¥ (0.69)	$ (0.1)	¥ (0.07)	¥ (0.06)
LOSS PER SHARE DILUTED | (per share)	¥ (0.69)	$ (0.1)	¥ (0.07)	¥ (0.06)